AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 7, 2005

                                                REGISTRATION FILE NO. 333-104156
                                                                       811-06215

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                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                 -------------

                                    FORM N-6

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   |X|

                         PRE-EFFECTIVE AMENDMENT NO.                 |_|

                       POST-EFFECTIVE AMENDMENT NO. 3                |X|

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                 ACT OF 1940                         |X|

                              AMENDMENT NO. 10                       |X|

                        (CHECK APPROPRIATE BOX OR BOXES.)

                             MONY VARIABLE ACCOUNT L
                           (EXACT NAME OF REGISTRANT)

                           MONY LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)
         Depositor's Telephone Number, including Area Code: 212-554-1234

                            -------------------------

                                   Dodie Kent
                           Vice President and Counsel
                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)

                            -------------------------

                  Please send copies of all communications to:
                            Thomas C. Lauerman, Esq.
                                 Foley & Lardner
                               Washington Harbour
                               3000 K Street, N.W.
                             Washington, D.C. 20007

                            -------------------------



It is proposed that this filing will become effective (check appropriate box)

     |_|    immediately upon filing pursuant to paragraph (b) of Rule 485.

     |X|    on APRIL 15, 2005 pursuant to paragraph (b) of Rule 485.

     |_|    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

     |_|    on                      pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

     |X|   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                 -------------

      TITLE OF SECURITIES BEING REGISTERED: Flexible Premium Variable Life Insurance Policies.

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                                      NOTE

Pursuant to Rule 485 (b) (1) (iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 3 is to delay the effective date of the Post-Effective No. 2, which was filed on or about February 8, 2005. The Parts A, B and C of Post-Effective Amendment No. 2 are hereby incorporated by reference.

                                   SIGNATURES



     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 7th day of April, 2005.




                                  MONY Variable Account L of
                                  MONY Life Insurance Company
                                         (Registrant)

                                  By: MONY Life Insurance Company
                                         (Depositor)


                                  By: /s/ Dodie Kent
                                     ---------------------
                                  Dodie Kent
                                  Vice President and Counsel
                                  MONY Life Insurance Company

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 7th day of April, 2005.




                               MONY Life Insurance Company
                                      (Depositor)


                                By: /s/ Dodie Kent
                                   ---------------------------------
                                   Dodie Kent
                                   Vice President and Counsel
                                   MONY Life Insurance Company


         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:



*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert             John C. Graves                   Scott D. Miller
Christopher M. Condron       Mary R. (Nina) Henderson         Joseph H. Moglia
Henri de Castries            James F. Higgins                 Peter J. Tobin
Claus-Michael Dill           W. Edwin Jarmain                 Stanley B. Tulin
Denis Duverne                Christina Johnson



*By: /s/ Dodie Kent
     ---------------------------------
       Dodie Kent
       Attorney-in-Fact


April 7, 2005



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